Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011
ASSETS
Cash	$ 24,661	$ 3,144
Trade and other receivables	6,673	5,213
Inventories	5,601	5,203
Prepaid rent	4,077	4,018
Prepaid expenses and other current assets	5,522	5,349
Refundable income taxes	2,239	869
Deferred income taxes (Note 10)	3,484	4,609
Total current assets	52,257	28,405
Property and equipment, net (Note 2)	190,310	186,850
Franchise rights, net (Note 3)	67,238	70,432
Goodwill (Note 3)	124,934	124,934
Intangible assets, net	301	419
Franchise agreements, at cost less accumulated amortization of $6,504 and $6,102, respectively	5,225	5,629
Deferred income taxes (Note 10)	0	1,949
Deferred financing fees	8,670	2,097
Other assets	9,457	5,587
Total assets	458,392	426,302
LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of long-term debt (Note 7)	6,553	15,538
Accounts payable	14,759	13,944
Accrued interest	7,178	6,853
Accrued payroll, related taxes and benefits	21,796	19,504
Accrued real estate taxes	4,812	4,778
Other liabilities	8,779	7,434
Total current liabilities	63,877	68,051
Long-term debt, net of current portion (Note 7)	261,966	237,914
Lease financing obligations (Note 8)	10,064	10,061
Deferred income-sale-leaseback of real estate (Note 6)	37,372	40,472
Deferred income taxes (Note 10)	2,234	0
Accrued postretirement benefits (Note 15)	2,055	1,845
Other liabilities (Note 5)	21,667	23,052
Total liabilities	399,235	381,395
Stockholders' equity (Note 11):
Preferred stock, par value $.01; authorized 20,000,000 shares, issued and outstanding-none	0	0
Voting common stock, par value $.01; authorized 100,000,000 shares, issued-22,135,663 and 21,678,103, respectively, and outstanding-21,750,237 and 21,632,402 shares, respectively	218	216
Additional paid-in capital	6,954	3,474
Retained earnings	51,041	39,823
Accumulated other comprehensive income (Notes 7 and 15)	1,085	1,535
Treasury stock, at cost	(141)	(141)
Total stockholders' equity	59,157	44,907
Total liabilities and stockholders' equity	$ 458,392	$ 426,302